Unaudited Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 65,337	$ 46,819
Accounts receivable, net (note 4)	212,300	245,728
Fuel and natural gas in storage	33,003	43,063
Supplies and consumables inventory	57,603	52,537
Regulatory assets (note 5)	42,398	59,037
Prepaid expenses	32,698	27,283
Derivative instruments (note 20)	13,718	9,616
Other assets and long-term investments	9,086	7,522
Assets, current, total	466,143	491,605
Property, plant and equipment, net	6,811,277	6,393,558
Intangible assets, net	54,749	54,994
Goodwill	955,230	954,282
Regulatory assets (note 5)	404,325	391,437
Long-term investments (note 6)
Investments carried at fair value	1,097,661	814,530
Other long-term investments	61,383	134,371
Derivative instruments (note 20)	68,599	53,192
Deferred income taxes	74,389	72,415
Other assets	40,572	28,584
Assets	10,034,328	9,388,968
Current liabilities:
Accounts payable	81,628	89,740
Accrued liabilities	197,885	235,586
Dividends payable	71,781	62,613
Regulatory liabilities (note 5)	38,880	39,005
Long-term debt (note 7)	8,429	13,048
Other long-term liabilities (note 9)	43,787	42,337
Derivative instruments (note 20)	7,084	14,339
Other liabilities	4,781	2,313
Liabilities, current, total	454,255	498,981
Long-term debt (note 7)	3,773,477	3,323,747
Regulatory liabilities (note 5)	543,017	539,587
Deferred income taxes	471,827	444,145
Derivative instruments (note 20)	82,374	88,503
Pension and other post-employment benefits obligation	192,450	191,915
Other long-term liabilities (note 9)	261,127	263,582
Liabilities, noncurrent, total	5,324,272	4,851,479
Redeemable non-controlling interests
Redeemable non-controlling interests, held by related party (note 13)	310,669	307,622
Redeemable non-controlling interests	27,962	33,364
Equity:
Preferred shares (note 10(b))	184,299	184,299
Common shares (note 10(a))	3,614,020	3,562,418
Additional paid-in-capital	45,414	45,553
Deficit	(499,344)	(595,259)
Accumulated other comprehensive income (loss) (note 11)	3,636	(19,385)
Total equity attributable to shareholders of Algonquin Power & Utilities Corp.	3,348,025	3,177,626
Non-controlling interests
Non-controlling interests	487,745	519,896
Non-controlling interests, held by related party (note 13)	81,400	0
Total non-controlling interests	569,145	519,896
Total equity	3,917,170	3,697,522
Liabilities and equity, total	$ 10,034,328	$ 9,388,968